Company Overview	3 Months Ended
Mar. 31, 2020
Company Overview
Company Overview

1. Company Overview

Hycroft Mining Corporation (formerly known as Allied Nevada Gold Corp.) and its subsidiaries (collectively, “Hycroft”, the “Company”, “we”, “us”, “our”, etc.) is a U.S.-based gold producer that is focused on mining, developing, and exploring properties in the state of Nevada in a safe, environmentally responsible, and cost-effective manner. Gold and silver sales represent 100% of the Company’s operating revenues and, when operating, the market prices of gold and silver significantly impact the Company’s financial position, operating results, and cash flows. The Hycroft Mine is located in the state of Nevada and the corporate office is located in Denver, Colorado.

On January 13, 2020, – Mudrick Capital Acquisition Corporation (“MUDS”), a publicly traded blank check company, and Hycroft entered into a definitive purchase agreement under which Hycroft will sell substantially all of its assets to MUDS, and MUDS will discharge and pay or assume certain of Hycroft’s liabilities (the “MUDS transaction”) and amended on February 26, 2020 (as amended, the “Purchase Agreement”). Following the closing of the MUDS transaction, MUDS will be renamed as Hycroft Mining Holding Corporation and its shares of common stock will be listed on the Nasdaq Stock Market under the ticker symbol “HYMC”.

Pursuant to the terms of the MUDS transaction, MUDS will have at least $50.0 million of unrestricted and available cash on hand at closing. Cash sources for the MUDS transaction include (a) a  $110.0 million multi-tranche credit agreement arranged by Sprott Resource Lending Corp. (the “Sprott Credit Agreement”), of which $70.0 million is expected to be drawn at closing, (b) a  $30.0 million 1.5% net smelter royalty agreement arranged by Sprott Resource Lending Corp., (c) consummation of the $25 million forward purchase of MUDS units and shares by Mudrick Capital Acquisition Holdings LLC, (d) a  $65 million backstop agreement to purchase MUDS shares by certain existing stockholders of Hycroft, (e) $20 million of incremental private investment, and (f) the net cash remaining in MUDS’ trust account following any stockholder redemptions.

MUDS post-transaction indebtedness will include amounts drawn from the Sprott Credit Agreement plus the assumption of $80.0 million in aggregate principal amount of newly issued subordinated notes. All other indebtedness of Hycroft will be retired, exchanged for MUDS shares, converted into Hycroft shares.

The MUDS transaction will be funded through a combination of stock consideration payable to Hycroft (which Hycroft will promptly distribute to is stockholders), cash and stock to repay certain Hycroft indebtedness and the assumption of certain Hycroft obligations. The MUDS transaction is designed to support the Company’s expansion of mining operations to an economic level and to refinance its existing debt obligations. The boards of directors of MUDS and Hycroft have approved the transaction and recommended that their respective stockholders approve the transaction. Stockholders of Hycroft holding a majority of the outstanding stock of Hycroft have agreed to support approval of the transaction at any meeting of Hycroft stockholders, subject to customary exceptions.

The MUDS transaction was completed on May 29, 2020 upon receiving regulatory approvals and approvals from MUDS and Hycroft stockholders. With the closing of the MUDS transaction, the Company has in excess of $50.0 million of unrestricted cash. Additionally, all existing debt of the Company was retired, exchanged for $80.0 million of new notes which mature on December 1, 2025 and were assumed by MUDS, exchanged for MUDS shares or converted into shares of the Company. For more information on the consummation of the MUDS transaction, see Note 19 – Subsequent Events. Assuming the Company is able to ramp up operations and produce and sell the forecasted volumes, the Company believes it has adequate liquidity to meet its obligations for the next twelve months.

Operational Restart

During the 2019 second quarter, the Company restarted open pit mining at the Hycroft Mine, and, during the 2019 third quarter, produced and sold gold and silver. As part of the 2019 restart of mining operations, existing equipment was re-commissioned, including haul trucks, shovels and a loader, upgrades were made to the crushing system and new leach pad space was added to the existing leach pads. The 2019 restart of mining operations through March 31, 2020 was funded by the issuance of $97.0 million of Senior Secured Notes due June 30, 2020 (the “1.25 Lien Notes”), discussed below.

During August 2019, M3 Engineering and Technology Corp. in association with SRK Consulting US and the Company completed a feasibility study (the “2019 Hycroft Technical Report”). The 2019 Hycroft Technical Report projects the economic viability and potential future cash flows for the Hycroft Mine when mining operations expand.